Related-Party Transactions (Narrative) (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Due from related parties	$ 7,939,000	$ 6,443,000
Due from related parties, new loans in period	12,736,000
Due from related parties, repayments in period	11,259,000
New Related Interest [Member]
Related Party Transaction [Line Items]
Due from related parties	25,000
Terminated Relationships [Member]
Related Party Transaction [Line Items]
Due from related parties	$ 6,000